Loans Receivable, Net (Schedule of non-accrual loans by category) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	$ 3,125,472	$ 3,436,406
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	0.70%	0.70%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	$ (310,934)
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	(9.00%)
Residential Real Estate
Financing Receivable, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	$ 1,682,240	$ 1,520,485
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	0.40%	0.30%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	$ 161,755
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	10.60%
Commercial Business
Financing Receivable, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	$ 100,408	$ 122,605
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	0.00%	0.00%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	$ (22,197)
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	(18.10%)
Commercial Real Estate
Financing Receivable, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	$ 939,946	$ 1,474,036
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	0.20%	0.30%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	$ (534,090)
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	(36.20%)
Consumer
Financing Receivable, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	$ 402,878	$ 319,280
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	0.10%	0.10%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	$ 83,598
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	26.20%